American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2055 Portfolio
October 31, 2019

One Choice 2055 Portfolio - Schedule of Investments
OCTOBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 57.4%
Focused Dynamic Growth Fund G Class(2)	46,112	1,368,142
NT Disciplined Growth Fund G Class	1,649,031	20,992,171
NT Equity Growth Fund G Class	5,610,613	75,238,326
NT Growth Fund G Class	3,560,513	64,658,908
NT Heritage Fund G Class	3,450,803	44,722,413
NT Large Company Value Fund G Class	7,539,774	87,084,387
NT Mid Cap Value Fund G Class	4,446,939	54,875,231
NT Small Company Fund G Class	2,691,587	21,667,272
Small Cap Growth Fund G Class	23,766	435,865
Small Cap Value Fund G Class	56,135	431,117
Sustainable Equity Fund G Class	886,301	27,156,252
		398,630,084
International Equity Funds — 25.3%
NT Emerging Markets Fund G Class	3,590,721	41,616,453
NT Global Real Estate Fund G Class	1,489,204	17,393,906
NT International Growth Fund G Class	4,269,036	47,471,677
NT International Small-Mid Cap Fund G Class	1,715,087	18,042,712
NT International Value Fund G Class	2,673,586	24,276,160
NT Non-U.S. Intrinsic Value Fund G Class	2,496,755	26,490,572
		175,291,480
Domestic Fixed Income Funds — 12.6%
Inflation-Adjusted Bond Fund G Class	1,006,711	11,828,859
NT Diversified Bond Fund G Class	5,497,359	60,635,865
NT High Income Fund G Class	1,546,116	14,858,179
		87,322,903
International Fixed Income Funds — 4.7%
Emerging Markets Debt Fund G Class	853,384	8,926,400
Global Bond Fund G Class	2,272,380	23,950,886
		32,877,286
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $634,811,170)		694,121,753
OTHER ASSETS AND LIABILITIES†		928
TOTAL NET ASSETS — 100.0%		$694,122,681

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	—	$1,361	—	$7	$1,368	46	—	—
NT Core Equity Plus Fund	$25,207	1,358	$23,720	(2,845)	—	—	$1,704	$914
NT Disciplined Growth Fund	21,366	405	882	103	20,992	1,649	118	—
NT Equity Growth Fund	75,309	1,681	2,244	492	75,238	5,611	31	280
NT Growth Fund	63,697	1,530	1,245	677	64,659	3,561	25	—
NT Heritage Fund	44,046	2,617	702	(1,238)	44,723	3,451	(1)	—
NT Large Company Value Fund	85,308	2,835	3,437	2,378	87,084	7,540	(121)	511
NT Mid Cap Value Fund	54,018	1,870	2,418	1,405	54,875	4,447	(237)	328
NT Small Company Fund	22,121	1,285	1,949	210	21,667	2,692	(374)	170
Small Cap Growth Fund	—	437	—	(1)	436	24	—	—
Small Cap Value Fund	—	437	—	(6)	431	56	—	—
Sustainable Equity Fund	—	27,082	—	74	27,156	886	—	—
NT Emerging Markets Fund	40,541	1,037	1,139	1,178	41,617	3,591	9	—
NT Global Real Estate Fund	16,894	144	1,130	1,486	17,394	1,489	92	—
NT International Growth Fund	46,258	541	1,131	1,804	47,472	4,269	(27)	—
NT International Small-Mid Cap Fund	17,424	187	93	525	18,043	1,715	(6)	—
NT International Value Fund	23,548	601	543	670	24,276	2,674	(51)	—
NT Non-U.S. Intrinsic Value Fund	25,996	632	1,781	1,644	26,491	2,497	63	—
Inflation-Adjusted Bond Fund	11,821	318	416	106	11,829	1,007	7	—
NT Diversified Bond Fund	59,278	5,666	5,109	801	60,636	5,497	90	448
NT High Income Fund	14,805	509	377	(79)	14,858	1,546	(14)	230
Emerging Markets Debt Fund	8,828	160	96	34	8,926	853	—	108
Global Bond Fund	23,626	1,188	1,157	294	23,951	2,272	27	—
	$680,091	$53,881	$49,569	$9,719	$694,122	57,373	$1,335	$2,989

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.